INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 69	$ 76
Add: increase in provision	42	31
Deduct: inventory obsolescence write-off	(33)	(36)
Impact of foreign exchange	3	(2)
Inventory obsolescence provision - ending	$ 81	$ 69